Condensed Balance Sheets - USD ($)	Aug. 31, 2017	May 31, 2017
CURRENT ASSETS
Cash	$ 48,404	$ 8,415
Prepaid Expenses		2,000
License asset agreement, net of amortization	175,401
Assets from discontinued operations	11,681	11,757
Total current assets	235,486	22,172
TOTAL ASSETS	235,486	22,172
Current Liabilities:
Accrued expenses and payables	16,908	11,233
Loan payable related party	100
Accrued salary, wages and taxes	5,833
Accrued interest	15,600	3,844
Convertible Note Payable related party	400,000	200,000
Commitments and contingencies
Total Liabilities	438,441	215,077
STOCKHOLDERS DEFICIT
Preferred stock: authorized 2,000,000; $0.001 par value; 2,000,000 shares issued and outstanding at August 31, 2017 and no shares issued or authorized as of May 31, 2017	2,000
Common stock: authorized 1,000,000,000; $0.001 par value; 135,800,000 and 5,000,000 shares issued and outstanding at August 31, 2017 and May 31, 2017	135,800	5,000
Additional Paid in Capital	249,767	39,000
Accumulated deficit	(590,522)	(236,905)
Total Stockholders Deficit	(202,955)	(192,905)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 235,486	$ 22,172